Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and other intangible assets

4. Goodwill and other intangible assets:

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2011		2012
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Patent rights	¥934	¥422	¥1,047	¥745
Proprietary technology	1,785	744	1,690	870
Customer relationships	16,670	2,336	16,114	3,150
Software	8,556	3,830	10,879	5,242
Other	2,787	954	3,048	1,201

Total	¥30,732	¥8,286	¥32,778	¥11,208

The weighted average amortization periods for patent rights, proprietary technology, customer relationships and software are 9 years, 11 years, 19 years and 5 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2010, 2011 and 2012 amounted to ¥1,863 million, ¥2,605 million and ¥2,664 million, respectively.

Total indefinite lived intangible assets amounted to ¥1,846 million and ¥1,755 million as of March 31, 2011 and 2012, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2013	¥3,071
2014	2,770
2015	2,359
2016	2,094
2017	1,734

NIDEC has completed the annual impairment test for existing goodwill as required by ASC 350 as of January 1, 2012. For the years ended March 31, 2010, 2011 and 2012, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2010, 2011 and 2012, no goodwill impairment loss has been recorded except for losses due to the discontinued operations described below.

As of September 30, 2009, NIDEC discontinued the semiconductor manufacturing equipment (“SME”) business included within the “Nidec Tosok” reportable segment. The goodwill impairment loss was ¥230 million. As of March 31, 2012, NIDEC discontinued the lens actuator (“LAC”) business and the tape drive and disk drive mechanism (“PGN”) business included within the “Nidec Sankyo” reportable segment. The goodwill impairment loss was ¥1,359 million. As of March 31, 2012, NIDEC discontinued the compact digital camera lens unit (“CLU”) business included within the “Nidec Copal” reportable segment. The goodwill impairment loss was ¥686 million.

Goodwill impairment losses of the SME, LAC, PGN and CLU businesses were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”.

The carrying amounts of goodwill by operating reportable segment as of March 31, 2011 and 2012 are as follows.

	Yen in millions
	March 31,
	2011	2012
Nidec Electronics (Thailand)	¥6,181	¥6,109
Nidec (Zhejiang)	922	912
Nidec Sankyo	27,459	26,100
Nidec Copal	17,148	16,462
Nidec Tosok	1,107	1,107
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	11,984
Nidec Motors & Actuators	4,886	4,737
All Others	3,810	4,504

	¥82,107	¥80,525

Reportable segment information is described in Note 25 (2).

NIDEC has changed segment reporting to align with changes in its management decision-making process for the six months ended September 30, 2011. Since September 2011, Nidec Component Technology Group previously included in the All Others segment has been included in the Nidec Electronics (Thailand) segment, as we aimed to enhance their hard disk drive motors businesses mainly in Thailand. Additionally, the Nidec Sole Motor group is no longer included in the Nidec Techno Motor segment but has been included in the Nidec Motor segment since April 2011.

The changes in the carrying amount of goodwill for the year ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Balance as of April 1, 2010	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2011
Goodwill:
Nidec Electronics (Thailand)	¥6,842	¥—	¥—	¥(661)	¥6,181
Nidec (Zhejiang)	976	—	—	(54)	922
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,059	—	—	(10)	2,049
Nidec Motor	1,088	11,511	—	(615)	11,984
Nidec Motors & Actuators	5,285	—	—	(399)	4,886
All Others	3,706	—	—	104	3,810

	72,818	11,511	—	(1,635)	82,694

Accumulated impairment losses:
Nidec Sankyo	(357)	—	—	—	(357)
Nidec Tosok	(230)	—	—	—	(230)

	(587)	—	—	—	(587)

	¥72,231	¥11,511	¥—	¥(1,635)	¥82,107

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,816	—	—	—	27,816
Nidec Copal	17,148	—	—	—	17,148
Nidec Tosok	1,337	—	—	—	1,337
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	82,694	694	—	(231)	83,157

Accumulated impairment losses:
Nidec Sankyo	(357)	—	(1,359)	—	(1,716)
Nidec Tosok	(230)	—	—	—	(230)
Nidec Copal	—	—	(686)	—	(686)

	(587)	—	(2,045)	—	(2,632)

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525